                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]; Amendment Number: __________
      This Amendment (Check only one.):      [_]  is a restatement.
                                             [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Belltower Advisors LLC
Address:  220 Horizon Drive, Suite 121
          Raleigh, NC 27615

Form 13F File Number: 28-13598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark Corigliano
Title:    Managing Member
Phone:    919-424-6544

Signature, Place, and Date of Signing:

     /s/ Mark Corigliano     Raleigh, NC                    May 16, 2011
     ---------------------   --------------------------   ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number                Name
    28-____________________             ________________________________

26631117_1

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total:  $171,133
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.    Form 13F File Number      Name

26631117_1

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                            Belltower Advisors LLC
                Form 13F Information Table as of March 31, 2011

           ITEM 1                 ITEM 2      ITEM 3   ITEM 4   ITEM 5        ITEM 6        ITEM 7          ITEM 8
           ------              ------------- --------- ------- --------- ----------------- -------- ----------------------
                                                                            Investment
                                                        Value  Shares or    Descretion                 Voting Authority
                                 Title of     Cusip    (x1000) Principal -----------------          ----------------------
Name of Issuer                    Class       Number    Value   Amount   Sole Shared Other Managers   Sole    Shared Other
--------------                 ------------- --------- ------- --------- ---- ------ ----- -------- --------- ------ -----
AMERICAN SUPERCONDUCTOR CORP        COM      030111108   9,153   368,040  X                           368,040      0     0
CAMERON INTERNATIONAL CORP          COM      13342B105  11,631   203,701  X                           203,701      0     0
CELANESE CORP DEL                COM SER A   150870103   7,734   174,300  X                           174,300      0     0
CLIFFS NATURAL RESOURCES INC        COM      18683K101   7,371    75,000  X                            75,000      0     0
COBALT INTL ENERGY INC              COM      19075F106   4,202   250,000  X                           250,000      0     0
CUMMINS INC                         COM      231021106   5,554    50,665  X                            50,665      0     0
DRIL-QUIP INC                       COM      262037104  10,216   129,270  X                           129,270      0     0
HOLLY CORP                     COM PAR $0.01 435758305   6,076   100,000  X                           100,000      0     0
LYONDELLBASELL INDUSTRIES N      SHS - A -   N53745100  14,760   373,200  X                           373,200      0     0
NORTH AMERN PALLADIUM LTD           COM      656912102  11,995 1,848,283  X                         1,848,283      0     0
OIL STS INTL INC                    COM      678026105  18,007   236,500  X                           236,500      0     0
PATRIOT COAL CORP                   COM      70336T104   6,771   262,135  X                           262,135      0     0
SOUTHWESTERN ENERGY CO              COM      845467109   8,594   200,000  X                           200,000      0     0
STILLWATER MNG CO                   COM      86074Q102  11,494   501,283  X                           501,283      0     0
TECK RESOURCES LTD                 CL B      878742204   8,907   168,595  X                           168,595      0     0
UNIT CORP                           COM      909218109   8,363   135,000  X                           135,000      0     0
WALTER ENERGY INC                   COM      93317Q105   9,425    69,596  X                            69,596      0     0
WESTERN REFNG INC                   COM      959319104  10,880   641,914  X                           641,914      0     0

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